Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes Based on Loss from Operations
The provision (benefit) for income taxes is based on loss from operations before provision for income taxes and noncontrolling interests as follows ($ in thousands):

	Years Ended December 31,
Pre-tax book income	2021	2020
United States	$(28,974)	$(19,013)
	$(28,974)	$(19,013)

Schedule of Benefit from Income Taxes
The provision (benefit) from income taxes was as follows ($ in thousands):

	Years Ended December 31,
	2021	2020
Current
U.S. Federal	$—	$—
State and local	—	—
	$—	$—

Deferred
U.S. Federal	$—	$—
State and local	(1,508)	(10,872)
	$(1,508)	$(10,872)

Total
U.S. Federal	$—	$—
State and local	(1,508)	(10,872)
	$(1,508)	$(10,872)

Schedule of Reconciliation of Effective Income Taxes
The provision (benefit) for income taxes is determined by applying the U.S. Federal statutory rate of 21% to income before income taxes, and the components are set forth below ($ in thousands):

	Years Ended December 31,
	2021	2020
U.S. Federal benefit at statutory rate	$(6,085)	$(3,993)
Permanent non deductible expenses for U.S. taxes	320	5
Change in state deferred	622	5,122
Return to actual	2,277	—
Other true ups	1,407	387
Section 382 NOL Limitation	35,438	—
Sale of New Jersey State NOLs	(1,508)	(10,872)
Valuation allowance for deferred tax assets	(33,979)	(1,521)
Tax provision (benefit)	$(1,508)	$(10,872)

Schedule of Components Deferred Income Taxes
Deferred income taxes at December 31, 2021 and 2020 consist of the following ($ in thousands):

	December 31,
	2021	2020
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$36,281	$68,286
Right of use liability	201	176
Share-based compensation	3,086	5,025
Intangibles	97	131
Accumulated depreciation	26	19
Accrued payroll	176	167
Other	526	526
Deferred tax assets	40,393	74,330

Deferred Tax Liabilities:
Right of use asset	$(204)	$(161)
Deferred tax liabilities	(204)	(161)
	40,189	74,169
Valuation allowance	(40,189)	(74,169)
Net deferred tax asset	$—	$—